SUBSEQUENT EVENTS - Purchase of SPEs for the Complexo Eolico Pindai I, II e III - Chesf (Details) - Purchase of SPEs for the Complexo Eolico Pindai I, II e III - Chesf - Chesf - Sequoia Capital Ltda [Member]
R$ in Thousands
1 Months Ended
Jan. 31, 2021 BRL (R$)
Disclosure of non-adjusting events after reporting period [line items]
Consideration paid on purchase of SPEs	R$ 20,614
Consideration paid directly to Sequoia on purchase of SPEs	15,608
Consideration paid settled on pending issues on purchase of SPEs	R$ 5,006